Annual Total Returns - iShares S&P 500 Index Fund (Investor P Shares) [BarChart] - Investor P - iShares S&P 500 Index Fund - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.64%
Annual Return 2012	15.46%
Annual Return 2013	31.78%
Annual Return 2014	13.25%
Annual Return 2015	1.03%
Annual Return 2016	11.56%
Annual Return 2017	21.38%
Annual Return 2018	(4.68%)
Annual Return 2019	31.02%
Annual Return 2020	18.05%